Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset due to uncertain tax posistionsDeferred tax asset due to uncertain tax posistions		$ 1,000,000
Accrued penalties and interest,total		0	$ 0
Recognized penalties and interest		0	0
Provision or benefit for income tax expense	$ 0	0	0
Federal and State
Net operating loss carryovers		37,000,000	31,200,000
Foreign Tax Authority
Net operating loss carryovers		$ 559,000	$ 547,000